Material Accounting Policies	9 Months Ended
Sep. 30, 2025
Disclosure of voluntary change in accounting policy [abstract]
Material Accounting Policies	MATERIAL ACCOUNTING POLICIES
The accounting policies applied in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the preparation of PEMEX’s annual consolidated financial statements as of and for the year ended December 31, 2024, except for the adoption of new standards effective as of January 1, 2025. However, these new standards have not had a material effect on the condensed consolidated interim financial statements of PEMEX.